Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) (Parenthetical) - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedges [abstract]
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under revenues	₨ 394	₨ 898
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under cost of revenues	(51)	221
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under finance expenses	(213)	(167)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under finance and other income	₨ 73	₨ 64